NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 94.5%
	APPAREL & TEXTILE PRODUCTS - 8.0%
60,000	Movado Group, Inc.	$1,497,000
56,000	Rocky Brands, Inc.	2,531,199
181,000	Superior Group of Companies, Inc.	1,797,330
59,000	Weyco Group, Inc.	1,844,930
		7,670,459
	ASSET MANAGEMENT – 8.5%
80,000	GCM Grosvenor, Inc.	926,400
28,000	Sprott, Inc.	4,538,520
151,000	Westwood Holdings Group, Inc.	2,530,760
		7,995,680
	AUTOMOTIVE - 1.4%
33,000	Standard Motor Products, Inc.	1,309,440

	BANKING - 5.4%
15,850	Bank of Hawaii Corporation	1,200,955
76,500	Bar Harbor Bankshares	2,467,890
10,000	Wintrust Financial Corporation	1,440,600
		5,109,445
	CHEMICALS - 4.2%
46,000	Oil-Dri Corporation of America	3,120,640
17,000	Stepan Company	865,130
		3,985,770
	COMMERCIAL SUPPORT SERVICES - 3.0%
23,200	ABM Industries, Inc.	1,032,400
48,000	Ennis, Inc.	1,013,280
200,000	Resources Connection, Inc.	752,000
		2,797,680
	CONSTRUCTION MATERIALS - 0.8%
18,100	Apogee Enterprises, Inc.	720,742

	CONTAINERS & PACKAGING - 0.9%
36,000	Karat Packaging, Inc.	887,400

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NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	ELECTRIC UTILITIES - 7.7%
46,000	Avista Corporation	$1,868,520
38,000	Northwestern Energy Group, Inc.	2,658,480
11,600	Otter Tail Corporation	987,160
33,500	Unitil Corporation	1,752,385
		7,266,545
	ELECTRICAL EQUIPMENT - 3.1%
138,000	LSI Industries, Inc.	2,983,560

	GAS & WATER UTILITIES - 11.7%
59,000	Artesian Resources Corporation, Class A	1,998,920
170,000	Global Water Resources, Inc.	1,557,200
39,000	H2O America	2,097,810
48,000	Northwest Natural Holding Company	2,545,920
90,000	RGC Resources, Inc.	1,985,400
28,000	York Water Company (The)	920,640
		11,105,890
	HOME & OFFICE PRODUCTS - 5.7%
357,000	ACCO Brands Corporation	1,452,990
54,000	Flexsteel Industries, Inc.	2,779,380
64,000	Hamilton Beach Brands Holding Company, Class A	1,218,560
		5,450,930
	HOUSEHOLD PRODUCTS - 2.4%
169,000	Crown Crafts, Inc.	493,480
83,000	Energizer Holdings, Inc.	1,791,970
		2,285,450
	INDUSTRIAL REIT - 1.1%
21,400	LXP Industrial Trust	1,060,584

	INSURANCE - 2.0%
84,000	Crawford & Company, Class A	903,840
23,000	Horace Mann Educators Corporation	1,000,730
		1,904,570
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NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	LEISURE PRODUCTS - 2.2%
143,000	Escalade, Inc.	$2,059,200

	MEDICAL EQUIPMENT & DEVICES - 1.0%
90,000	Embecta Corporation	923,400

	OIL & GAS PRODUCERS – 2.9%
270,000	Evolution Petroleum Corporation	1,206,900
31,000	Riley Exploration Permian, Inc.	894,040
35,000	Vitesse Energy, Inc.	675,850
		2,776,790
	OIL & GAS SERVICES & EQUIPMENT - 2.7%
187,000	Select Water Solutions, Inc.	2,556,290

	RESIDENTIAL REIT - 2.0%
125,000	UMH Properties, Inc.	1,885,000

	RETAIL - CONSUMER STAPLES - 2.1%
50,000	Village Super Market, Inc., Class A	1,957,500

	RETAIL - DISCRETIONARY - 4.6%
22,000	Buckle, Inc. (The)	1,178,100
103,000	Ethan Allen Interiors, Inc.	2,346,340
41,000	Shoe Carnival, Inc.	827,790
		4,352,230
	SPECIALTY FINANCE - 2.7%
14,000	GATX Corporation	2,578,380

	SPECIALTY REIT - 4.3%
196,000	Postal Realty Trust, Inc., Class A	4,063,080

	TECHNOLOGY SERVICES - 1.4%
23,000	John Wiley & Sons, Inc., Class A	713,460
16,100	Value Line, Inc.	591,514
		1,304,974
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NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	TELECOMMUNICATIONS - 1.6%
122,000	Spok Holdings, Inc.	$1,481,080

	TRANSPORTATION & LOGISTICS - 1.1%
15,000	Euroseas Ltd.	1,031,100

	TOTAL COMMON STOCKS (Cost $66,612,894)	89,503,169

	PREFERRED STOCK — 1.0%
	HOME CONSTRUCTION — 1.0%
40,000	Green Brick Partners, Inc., 5.7500%	900,000

	TOTAL PREFERRED STOCK (Cost $846,709)	900,000

	SHORT-TERM INVESTMENT — 4.1%
	MONEY MARKET FUND - 4.1%
3,877,687	First American Treasury Obligations Fund, Class X, 3.60%(a) (Cost $3,877,687)	3,877,687

	TOTAL INVESTMENTS - 99.6% (Cost $71,337,290)	$94,280,856
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	331,473
	NET ASSETS - 100.0%	$94,612,329

Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of February 28, 2026.

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